UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2018

Date of reporting period:	March 31, 2018

Item 1. Schedule of Investments:

Putnam VT Income Fund

The fund's portfolio
3/31/18 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (47.4%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (11.8%)

Government National Mortgage Association Pass-Through Certificates
5.00%, TBA, 4/1/48	$3,000,000	$3,153,281
4.70%, with due dates from 5/20/67 to 8/20/67	309,485	335,148
4.629%, 6/20/67	100,175	108,064
4.50%, TBA, 5/1/48	3,000,000	3,114,727
4.50%, TBA, 4/1/48	3,000,000	3,120,234
4.494%, 3/20/67	104,198	111,361
4.00%, TBA, 5/1/48	6,000,000	6,158,437
4.00%, TBA, 4/1/48	6,000,000	6,167,813
3.50%, with due dates from 2/20/47 to 1/20/48	4,530,650	4,576,579
3.50%, TBA, 4/1/48	1,000,000	1,009,609
3.00%, TBA, 4/1/48	1,000,000	983,906

		28,839,159
U.S. Government Agency Mortgage Obligations (35.6%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.50%, with due dates from 7/1/44 to 3/1/45	954,071	1,006,434
4.00%, 9/1/45	1,442,329	1,486,309
3.50%, with due dates from 8/1/43 to 2/1/47	5,935,107	5,974,327
3.00%, with due dates from 3/1/43 to 6/1/46	1,480,063	1,452,591

Federal National Mortgage Association Pass-Through Certificates
6.00%, TBA, 4/1/48	2,000,000	2,223,438
5.50%, TBA, 4/1/48	2,000,000	2,173,438
5.00%, 3/1/38	13,354	14,432
4.50%, with due dates from 7/1/44 to 5/1/45	1,680,375	1,770,799
4.50%, TBA, 4/1/48	1,000,000	1,047,031
4.00%, with due dates from 9/1/45 to 6/1/46	2,237,869	2,304,584
4.00%, TBA, 4/1/48	2,000,000	2,052,188
3.50%, with due dates from 7/1/43 to 1/1/57	9,407,609	9,472,108
3.50%, 1/1/57(FWC)	2,848,526	2,850,306
3.50%, TBA, 5/1/48	15,000,000	15,008,789
3.50%, TBA, 4/1/48	20,000,000	20,042,188
3.00%, with due dates from 9/1/42 to 3/1/47	5,495,068	5,390,797
3.00%, TBA, 4/1/48	9,000,000	8,778,515
2.50%, TBA, 4/1/48	4,000,000	3,770,312

		86,818,586

Total U.S. government and agency mortgage obligations (cost $116,249,781)		$115,657,745

MORTGAGE-BACKED SECURITIES (42.4%)(a)
	Principal amount	Value

Agency collateralized mortgage obligations (17.8%)

Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class M1, (1 Month US LIBOR + 1.70%), 3.572%, 10/25/27 (Bermuda)	$514,187	$516,758

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 18.644%, 4/15/37	210,544	292,977
IFB Ser. 2976, Class LC, ((-3.667 x 1 Month US LIBOR) + 24.42%), 17.906%, 5/15/35	32,253	43,108
IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 17.282%, 11/15/35	153,308	201,955
IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 14.53%, 3/15/35	320,371	394,704
IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 12.405%, 6/15/34	175,454	195,808
Structured Agency Credit Risk Debt FRN Ser. 15-DN1, Class M3, (1 Month US LIBOR + 4.15%), 6.022%, 1/25/25	2,045,553	2,197,063
IFB Ser. 4074, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 4.923%, 2/15/41	1,440,549	212,481
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M2, (1 Month US LIBOR + 2.85%), 4.722%, 4/25/28	1,847,846	1,909,154
Ser. 4601, Class PI, IO, 4.50%, 12/15/45	1,619,170	327,565
Ser. 4132, Class IP, IO, 4.50%, 11/15/42	1,207,959	205,479
Ser. 4122, Class TI, IO, 4.50%, 10/15/42	545,113	119,412
Ser. 4018, Class DI, IO, 4.50%, 7/15/41	572,102	76,759
Ser. 3707, Class PI, IO, 4.50%, 7/15/25	284,298	17,194
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class M2, (1 Month US LIBOR + 2.60%), 4.472%, 12/25/27	534,641	546,505
IFB Ser. 3852, Class NT, ((-1 x 1 Month US LIBOR) + 6.00%), 4.223%, 5/15/41	380,910	358,591
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M2, (1 Month US LIBOR + 2.20%), 4.072%, 10/25/28	315,017	318,636
Ser. 4546, Class TI, IO, 4.00%, 12/15/45	1,831,788	352,619
Ser. 4500, Class GI, IO, 4.00%, 8/15/45	1,208,765	233,304
Ser. 4165, Class AI, IO, 3.50%, 2/15/43	1,729,275	298,663
Ser. 4663, Class KI, IO, 3.50%, 11/15/42	3,279,293	406,567
Ser. 4182, Class GI, IO, 3.00%, 1/15/43	2,588,655	196,175
Ser. 4141, Class PI, IO, 3.00%, 12/15/42	1,432,634	161,143
Ser. 4158, Class TI, IO, 3.00%, 12/15/42	3,341,178	330,843
Ser. 4176, Class DI, IO, 3.00%, 12/15/42	3,184,194	322,845
Ser. 4183, Class MI, IO, 3.00%, 2/15/42	1,310,553	117,557
Ser. 4206, Class IP, IO, 3.00%, 12/15/41	1,306,178	123,545
Ser. 315, PO, zero %, 9/15/43	2,233,225	1,776,654
Ser. 3835, Class FO, PO, zero %, 4/15/41	1,137,533	949,160
Ser. 3369, Class BO, PO, zero %, 9/15/37	5,786	4,723
Ser. 3391, PO, zero %, 4/15/37	35,058	29,091
Ser. 3300, PO, zero %, 2/15/37	47,987	40,594
Ser. 3175, Class MO, PO, zero %, 6/15/36	9,827	8,079
Ser. 3210, PO, zero %, 5/15/36	17,202	15,483
Ser. 3326, Class WF, zero %, 10/15/35(WAC)	6,314	4,541
FRB Ser. 3117, Class AF, (1 Month US LIBOR + 0.00%), zero %, 2/15/36	6,875	5,223

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 28.671%, 7/25/36	130,993	213,811
IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 17.705%, 3/25/36	184,658	270,798
IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 17.338%, 6/25/37	128,091	171,293
IFB Ser. 05-122, Class SE, ((-3.5 x 1 Month US LIBOR) + 23.10%), 16.55%, 11/25/35	236,336	294,911
IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 14.636%, 8/25/35	120,684	144,521
IFB Ser. 05-106, Class JC, ((-3.101 x 1 Month US LIBOR) + 20.12%), 14.321%, 12/25/35	159,182	214,372
IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%), 12.528%, 11/25/34	36,043	41,326
IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 9.157%, 5/25/40	188,196	207,653
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 7.872%, 9/25/28	1,107,000	1,321,510
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (1 Month US LIBOR + 4.90%), 6.772%, 11/25/24	422,474	481,872
IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.40%), 4.529%, 4/25/40	847,072	151,414
Ser. 17-2, Class KI, IO, 4.00%, 2/25/47	2,452,942	475,822
Ser. 15-3, Class BI, IO, 4.00%, 3/25/44	1,173,066	198,651
Ser. 12-124, Class UI, IO, 4.00%, 11/25/42	3,485,860	701,746
Ser. 12-118, Class PI, IO, 4.00%, 6/25/42	1,197,536	219,121
Ser. 12-62, Class EI, IO, 4.00%, 4/25/41	1,733,899	263,580
Ser. 12-22, Class CI, IO, 4.00%, 3/25/41	1,321,827	207,563
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M1, (1 Month US LIBOR + 2.00%), 3.872%, 10/25/28	1,176,487	1,192,918
Ser. 13-18, Class IN, IO, 3.50%, 3/25/43	1,062,375	158,415
Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	1,132,936	132,330
Ser. 12-144, Class KI, IO, 3.00%, 11/25/42	3,642,630	373,533
Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	1,679,786	137,793
Ser. 13-67, Class IP, IO, 3.00%, 2/25/42	1,963,949	153,082
Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	1,039,945	64,217
Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	1,231,352	76,149
Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	2,778,892	286,042
Ser. 07-64, Class LO, PO, zero %, 7/25/37	13,699	12,300
Ser. 372, Class 1, PO, zero %, 8/25/36	25,283	22,016

Government National Mortgage Association
Ser. 09-79, Class IC, IO, 6.00%, 8/20/39	1,183,043	228,197
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	985,135	220,651
Ser. 15-35, Class AI, IO, 5.00%, 3/16/45	1,457,778	317,522
Ser. 14-76, IO, 5.00%, 5/20/44	873,665	194,487
Ser. 14-25, Class QI, IO, 5.00%, 1/20/44	1,273,419	268,614
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	724,503	157,287
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40	45,196	3,579
Ser. 13-16, Class IB, IO, 5.00%, 10/20/40	105,895	9,295
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	467,105	101,643
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	3,701,541	805,940
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	1,933,929	432,794
Ser. 17-132, Class IA, IO, 4.50%, 9/20/47	1,436,355	287,271
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	411,256	65,994
Ser. 12-129, IO, 4.50%, 11/16/42	872,714	201,510
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	739,077	156,477
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	733,824	148,275
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	804,276	183,914
Ser. 11-116, Class IA, IO, 4.50%, 10/20/39	506,563	50,302
Ser. 13-34, Class PI, IO, 4.50%, 8/20/39	1,308,106	135,507
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.328%, 9/20/43	562,524	84,491
IFB Ser. 11-17, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.228%, 2/20/41	2,235,658	320,989
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45	1,994,270	382,421
Ser. 15-94, IO, 4.00%, 7/20/45	345,897	77,144
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45	500,910	71,227
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	1,876,211	415,356
Ser. 17-45, Class IM, IO, 4.00%, 10/20/44	1,760,110	288,218
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44	2,202,818	409,526
Ser. 14-63, Class PI, IO, 4.00%, 7/20/43	948,946	144,115
Ser. 15-52, Class IE, IO, 4.00%, 1/16/43	996,473	170,036
Ser. 13-4, Class IC, IO, 4.00%, 9/20/42	1,217,032	278,461
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	1,518,212	295,626
Ser. 12-50, Class PI, IO, 4.00%, 12/20/41	952,288	157,896
Ser. 14-4, Class IK, IO, 4.00%, 7/20/39	1,123,087	114,429
Ser. 14-162, Class DI, IO, 4.00%, 11/20/38	876,127	49,035
Ser. 16-111, Class IP, IO, 3.50%, 8/20/46	3,304,240	379,796
Ser. 15-69, Class XI, IO, 3.50%, 5/20/45	1,546,245	190,227
Ser. 15-77, Class DI, IO, 3.50%, 5/20/45	1,149,479	201,918
Ser. 16-136, Class YI, IO, 3.50%, 3/20/45	2,233,306	346,162
Ser. 17-6, Class DI, IO, 3.50%, 1/20/44	1,881,665	207,982
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	864,867	142,227
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	1,066,587	172,360
Ser. 12-136, IO, 3.50%, 11/20/42	1,709,188	349,712
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	1,266,942	272,043
Ser. 14-46, Class JI, IO, 3.50%, 10/20/41	1,135,693	154,304
Ser. 13-18, Class GI, IO, 3.50%, 5/20/41	1,121,284	126,114
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	1,892,908	251,098
Ser. 12-48, Class KI, IO, 3.50%, 12/16/39	731,412	68,931
Ser. 15-26, Class AI, IO, 3.50%, 5/20/39	2,611,535	256,730
Ser. 14-100, Class JI, IO, 3.50%, 7/16/29	2,400,940	250,790
Ser. 13-23, Class IK, IO, 3.00%, 9/20/37	891,947	84,917
Ser. 14-46, Class KI, IO, 3.00%, 6/20/36	811,585	59,869
Ser. 17-H08, Class NI, IO, 2.399%, 3/20/67(WAC)	4,063,959	499,867
Ser. 16-H27, Class BI, IO, 2.353%, 12/20/66(WAC)	1,789,220	224,189
Ser. 17-H18, Class CI, IO, 2.294%, 9/20/67(WAC)	2,726,520	412,386
Ser. 17-H12, Class QI, IO, 2.124%, 5/20/67(WAC)	3,493,528	414,626
Ser. 16-H23, Class NI, IO, 2.122%, 10/20/66(WAC)	7,177,667	907,257
Ser. 16-H11, Class HI, IO, 2.085%, 1/20/66(WAC)	3,412,218	349,752
Ser. 16-H24, Class JI, IO, 2.021%, 11/20/66(WAC)	1,435,119	182,978
Ser. 15-H15, Class JI, IO, 1.951%, 6/20/65(WAC)	1,926,275	196,287
Ser. 17-H09, Class DI, IO, 1.902%, 3/20/67(WAC)	3,902,189	384,366
FRB Ser. 15-H16, Class XI, IO, 1.901%, 7/20/65	1,723,748	190,129
Ser. 16-H06, Class AI, IO, 1.862%, 2/20/66	3,777,508	362,308
Ser. 15-H13, Class AI, IO, 1.857%, 6/20/65(WAC)	4,462,369	457,393
Ser. 15-H12, Class AI, IO, 1.853%, 5/20/65(WAC)	3,019,907	290,560
Ser. 15-H20, Class AI, IO, 1.827%, 8/20/65(WAC)	1,523,776	143,844
Ser. 15-H10, Class CI, IO, 1.812%, 4/20/65(WAC)	1,838,633	184,463
Ser. 17-H10, Class MI, IO, 1.797%, 4/20/67(WAC)	3,939,270	409,290
Ser. 15-H12, Class GI, IO, 1.795%, 5/20/65(WAC)	3,585,232	324,822
Ser. 15-H25, Class CI, IO, 1.775%, 10/20/65(WAC)	2,575,713	258,859
Ser. 15-H12, Class EI, IO, 1.701%, 4/20/65(WAC)	4,023,019	341,957
Ser. 15-H09, Class BI, IO, 1.696%, 3/20/65(WAC)	2,373,909	207,316
Ser. 16-H04, Class KI, IO, 1.692%, 2/20/66(WAC)	3,360,263	268,821
Ser. 16-H14, IO, 1.679%, 6/20/66(WAC)	4,633,889	348,839
Ser. 15-H01, Class CI, IO, 1.642%, 12/20/64(WAC)	2,865,421	159,062
Ser. 16-H02, Class HI, IO, 1.641%, 1/20/66(WAC)	8,014,032	705,235
Ser. 15-H22, Class EI, IO, 1.629%, 8/20/65(WAC)	1,531,899	88,850
Ser. 15-H25, Class AI, IO, 1.618%, 9/20/65(WAC)	3,266,825	267,553
Ser. 15-H17, Class CI, IO, 1.617%, 6/20/65(WAC)	3,072,559	176,064
Ser. 17-H14, Class EI, IO, 1.609%, 6/20/67(WAC)	5,333,225	459,991
Ser. 15-H04, Class AI, IO, 1.599%, 12/20/64(WAC)	3,756,157	323,969
Ser. 15-H28, Class DI, IO, 1.556%, 8/20/65(WAC)	3,098,059	223,782
Ser. 14-H08, Class CI, IO, 1.493%, 3/20/64(WAC)	3,741,328	209,181
Ser. 14-H11, Class GI, IO, 1.481%, 6/20/64(WAC)	6,823,546	519,347
Ser. 14-H07, Class BI, IO, 1.464%, 5/20/64(WAC)	6,256,998	500,560
Ser. 10-H19, Class GI, IO, 1.416%, 8/20/60(WAC)	4,473,022	260,746
Ser. 10-151, Class KO, PO, zero %, 6/16/37	123,516	101,708
Ser. 06-36, Class OD, PO, zero %, 7/16/36	3,217	2,633

		43,602,116
Commercial mortgage-backed securities (16.1%)

Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.007%, 1/15/49(WAC)	888,683	2,656

Banc of America Commercial Mortgage Trust 144A
FRB Ser. 04-4, Class XC, IO, 0.052%, 7/10/42(WAC)	210,285	29
FRB Ser. 07-5, Class XW, IO, 0.003%, 2/10/51(WAC)	1,674,723	17

Banc of America Merrill Lynch Commercial Mortgage, Inc. FRB Ser. 05-1, Class B, 5.505%, 11/10/42(WAC)	444,929	357,549

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.434%, 11/10/41(WAC)	658,539	3,976
FRB Ser. 05-1, Class XW, IO, zero %, 11/10/42(WAC)	8,147,844	8

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.525%, 1/12/45(WAC)	534,000	488,610
FRB Ser. 04-PR3I, Class X1, IO, zero %, 2/11/41(WAC)	34,761	3

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.279%, 3/11/39(WAC)	1,162,117	908,450
FRB Ser. 06-PW14, Class X1, IO, 0.418%, 12/11/38(WAC)	270,083	3,916

Capmark Mortgage Securities, Inc. FRB Ser. 97-C1, Class X, IO, 1.079%, 7/15/29(WAC)	297,756	5,376

CD Commercial Mortgage Trust 144A FRB Ser. 07-CD4, Class XW, IO, 0.436%, 12/11/49(WAC)	357,311	32

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.755%, 12/15/47(WAC)	241,000	239,149
FRB Ser. 11-C2, Class E, 5.755%, 12/15/47(WAC)	597,000	579,608

Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC17, Class XA, IO, 1.403%, 11/10/46(WAC)	5,592,518	197,975
FRB Ser. 14-GC19, Class XA, IO, 1.189%, 3/10/47(WAC)	14,431,005	713,656

Citigroup Commercial Mortgage Trust 144A
FRB Ser. 14-GC21, Class D, 4.836%, 5/10/47(WAC)	965,000	833,020
FRB Ser. 12-GC8, Class XA, IO, 1.811%, 9/10/45(WAC)	3,559,199	219,563

COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3, Class AJ, 5.812%, 5/15/46(WAC)	445,693	452,508

COMM Mortgage Trust
FRB Ser. 14-CR17, Class C, 4.735%, 5/10/47(WAC)	795,000	808,612
FRB Ser. 14-UBS6, Class C, 4.464%, 12/10/47(WAC)	154,000	150,231
FRB Ser. 12-CR1, Class XA, IO, 1.876%, 5/15/45(WAC)	3,277,735	204,941
FRB Ser. 14-LC15, Class XA, IO, 1.314%, 4/10/47(WAC)	7,361,154	340,821
FRB Ser. 14-CR19, Class XA, IO, 1.214%, 8/10/47(WAC)	8,884,491	421,152
FRB Ser. 14-CR16, Class XA, IO, 1.163%, 4/10/47(WAC)	1,811,260	76,721
FRB Ser. 13-CR11, Class XA, IO, 1.12%, 8/10/50(WAC)	9,287,106	388,136
FRB Ser. 14-UBS6, Class XA, IO, 1.011%, 12/10/47(WAC)	9,686,016	430,350

COMM Mortgage Trust 144A
Ser. 13-LC13, Class E, 3.719%, 8/10/46(WAC)	542,000	366,460
Ser. 14-CR18, Class E, 3.60%, 7/15/47	775,000	492,953
FRB Ser. 12-LC4, Class XA, IO, 2.212%, 12/10/44(WAC)	8,658,277	519,488
FRB Ser. 06-C8, Class XS, IO, 0.62%, 12/10/46(WAC)	2,810,567	130

Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 07-C4, Class C, 5.966%, 9/15/39(WAC)	292,431	296,391
FRB Ser. 07-C2, Class AX, IO, 0.004%, 1/15/49(WAC)	4,430,420	24

CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.798%, 4/15/50(WAC)	537,000	470,354

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.341%, 8/10/44(WAC)	386,000	403,616

GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1, Class XC, IO, 0.192%, 12/10/49(WAC)	17,055,481	31,384

GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB Ser. 05-C1, Class X1, IO, 0.987%, 5/10/43(WAC)	148,197	10

GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 4.944%, 1/10/47(WAC)	719,000	723,026
FRB Ser. 13-GC10, Class XA, IO, 1.549%, 2/10/46(WAC)	6,892,713	423,488
FRB Ser. 13-GC12, Class XA, IO, 1.519%, 6/10/46(WAC)	4,235,169	247,757
FRB Ser. 14-GC18, Class XA, IO, 1.113%, 1/10/47(WAC)	6,607,859	289,424
FRB Ser. 14-GC22, Class XA, IO, 1.014%, 6/10/47(WAC)	19,132,673	839,924
FRB Ser. 14-GC24, Class XA, IO, 0.828%, 9/10/47(WAC)	5,025,426	189,459

GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.052%, 8/10/43(WAC)	288,000	298,009
FRB Ser. 12-GC6, Class D, 5.653%, 1/10/45(WAC)	139,000	129,939
FRB Ser. 13-GC10, Class E, 4.412%, 2/10/46(WAC)	538,000	418,822
FRB Ser. 11-GC5, Class XA, IO, 1.352%, 8/10/44(WAC)	5,959,612	216,370

JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C14, Class C, 4.57%, 8/15/46(WAC)	301,000	299,504
FRB Ser. 14-C25, Class XA, IO, 0.962%, 11/15/47(WAC)	3,902,249	169,112
FRB Ser. 14-C22, Class XA, IO, 0.913%, 9/15/47(WAC)	11,641,141	509,598
FRB Ser. 13-C17, Class XA, IO, 0.854%, 1/15/47(WAC)	7,093,229	255,782

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.57%, 8/15/46(WAC)	399,000	324,651
FRB Ser. C14, Class D, 4.57%, 8/15/46(WAC)	828,000	739,504
FRB Ser. 14-C26, Class D, 3.924%, 1/15/48(WAC)	196,000	167,857
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	517,000	315,043

JPMorgan Chase Commercial Mortgage Securities Corp. FRB Ser. 12-LC9, Class XA, IO, 1.559%, 12/15/47(WAC)	5,380,817	307,783

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-LC11, Class XA, IO, 1.329%, 4/15/46(WAC)	4,944,994	261,739
FRB Ser. 13-C16, Class XA, IO, 1.09%, 12/15/46(WAC)	6,000,488	238,650
FRB Ser. 06-LDP8, Class X, IO, 0.287%, 5/15/45(WAC)	551,180	9
FRB Ser. 07-LDPX, Class X, IO, 0.183%, 1/15/49(WAC)	3,232,471	18,844

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class E, 6.174%, 2/12/51(WAC)	350,000	351,750
FRB Ser. 11-C3, Class E, 5.674%, 2/15/46(WAC)	488,000	477,434
FRB Ser. 11-C3, Class F, 5.674%, 2/15/46(WAC)	635,000	624,537
FRB Ser. 11-C5, Class D, 5.408%, 8/15/46(WAC)	375,000	366,191
FRB Ser. 12-C6, Class E, 5.137%, 5/15/45(WAC)	588,000	519,040
FRB Ser. 12-C8, Class D, 4.655%, 10/15/45(WAC)	413,000	396,884
FRB Ser. 12-LC9, Class D, 4.372%, 12/15/47(WAC)	127,000	127,522
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	498,000	353,511
FRB Ser. 05-CB12, Class X1, IO, 0.374%, 9/12/37(WAC)	1,266,998	2,204
FRB Ser. 06-LDP6, Class X1, IO, zero %, 4/15/43(WAC)	518,574	5

LB Commercial Mortgage Trust 144A Ser. 99-C1, Class G, 6.41%, 6/15/31	26,790	26,812

LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C6, Class C, 5.482%, 9/15/39 (In default)(NON)(WAC)	571,000	51,276
FRB Ser. 06-C6, Class B, 5.472%, 9/15/39 (In default)(NON)(WAC)	687,000	54,110
FRB Ser. 07-C2, Class XW, IO, 0.203%, 2/15/40(WAC)	186,338	21

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 05-C7, Class XCL, IO, 0.355%, 11/15/40(WAC)	1,499,052	6,665
FRB Ser. 07-C2, Class XCL, IO, 0.203%, 2/15/40(WAC)	4,037,283	463
FRB Ser. 05-C2, Class XCL, IO, 0.195%, 4/15/40(WAC)	868,188	56

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C, 3.112%, 4/20/48(WAC)	435,000	381,182

Merrill Lynch Mortgage Trust FRB Ser. 08-C1, Class AJ, 6.498%, 2/12/51(WAC)	6,607	6,598

Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 0.535%, 8/12/39(WAC)	173,870	914
FRB Ser. 05-MCP1, Class XC, IO, 0.002%, 6/12/43(WAC)	529,204	—

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 5.893%, 5/15/44(WAC)	17,207	766
FRB Ser. 06-C4, Class X, IO, 5.424%, 7/15/45(WAC)	86,778	3,471

ML-CFC Commercial Mortgage Trust 144A FRB Ser. 06-4, Class XC, IO, 0.512%, 12/12/49(WAC)	1,568,935	13,022

Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C7, Class XA, IO, 1.388%, 2/15/46(WAC)	8,763,112	473,786
FRB Ser. 14-C17, Class XA, IO, 1.209%, 8/15/47(WAC)	4,872,012	213,857
FRB Ser. 15-C25, Class XA, IO, 1.132%, 10/15/48(WAC)	3,653,172	225,796
FRB Ser. 13-C12, Class XA, IO, 0.847%, 10/15/46(WAC)	15,333,903	375,421

Morgan Stanley Bank of America Merrill Lynch Trust 144A
Ser. 14-C17, Class D, 4.706%, 8/15/47(WAC)	778,000	663,958
FRB Ser. 12-C6, Class F, 4.575%, 11/15/45(WAC)	508,000	405,849
FRB Ser. 13-C11, Class D, 4.367%, 8/15/46(WAC)	562,000	505,800
FRB Ser. 13-C10, Class E, 4.082%, 7/15/46(WAC)	893,000	714,967
Ser. 14-C17, Class E, 3.50%, 8/15/47	290,000	186,506
FRB Ser. 13-C13, Class XB, IO, 0.152%, 11/15/46(WAC)	55,988,000	408,712

Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class AJ, 5.508%, 2/12/44(WAC)	225,849	224,268
FRB Ser. 16-BNK2, Class XA, IO, 1.11%, 11/15/49(WAC)	4,047,541	274,828

Morgan Stanley Capital I Trust 144A
FRB Ser. 08-T29, Class F, 6.238%, 1/11/43(WAC)	320,000	310,400
FRB Ser. 12-C4, Class XA, IO, 2.094%, 3/15/45(WAC)	4,318,535	279,126

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38	871,165	65,337

UBS Commercial Mortgage Trust 144A FRB Ser. 12-C1, Class XA, IO, 2.078%, 5/10/45(WAC)	3,939,343	266,487

UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 4.895%, 5/10/63(WAC)	629,000	419,534
FRB Ser. 12-C2, Class E, 4.895%, 5/10/63(WAC)	816,000	672,792
Ser. 13-C6, Class E, 3.50%, 4/10/46	421,000	291,625
FRB Ser. 12-C2, Class XA, IO, 1.34%, 5/10/63(WAC)	10,719,094	496,383
FRB Ser. 13-C6, Class XA, IO, 1.148%, 4/10/46(WAC)	5,677,470	260,641

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.027%, 6/15/45(WAC)	104,149	99,462
FRB Ser. 06-C29, IO, 0.157%, 11/15/48(WAC)	1,349,235	54
FRB Ser. 07-C34, IO, 0.15%, 5/15/46(WAC)	1,476,625	738

Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 06-C26, Class XC, IO, 0.051%, 6/15/45(WAC)	1,011,658	202

Wells Fargo Commercial Mortgage Trust FRB Ser. 14-LC16, Class XA, IO, 1.355%, 8/15/50(WAC)	9,940,423	503,979

Wells Fargo Commercial Mortgage Trust 144A Ser. 14-LC16, Class D, 3.938%, 8/15/50	305,000	249,226

WF-RBS Commercial Mortgage Trust
FRB Ser. 13-C17, Class C, 5.123%, 12/15/46(WAC)	600,000	616,812
FRB Ser. 14-C24, Class XA, IO, 0.947%, 11/15/47(WAC)	7,358,136	324,793
FRB Ser. 14-C22, Class XA, IO, 0.901%, 9/15/57(WAC)	18,029,168	747,237
FRB Ser. 13-C14, Class XA, IO, 0.79%, 6/15/46(WAC)	23,391,922	736,144

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.652%, 2/15/44(WAC)	793,000	783,677
Ser. 11-C4, Class E, 5.24%, 6/15/44(WAC)	243,000	225,519
Ser. 11-C4, Class F, 5.00%, 6/15/44(WAC)	402,000	341,124
FRB Ser. 14-C19, Class E, 4.972%, 3/15/47(WAC)	858,000	626,020
FRB Ser. 12-C7, Class D, 4.825%, 6/15/45(WAC)	231,000	212,060
Ser. 12-C7, Class F, 4.50%, 6/15/45(WAC)	645,000	478,922
FRB Ser. 13-C15, Class D, 4.481%, 8/15/46(WAC)	919,000	779,608
FRB Ser. 12-C10, Class D, 4.448%, 12/15/45(WAC)	1,274,000	1,112,162
Ser. 14-C19, Class D, 4.234%, 3/15/47	211,000	180,475
Ser. 13-C12, Class E, 3.50%, 3/15/48	662,000	487,002
FRB Ser. 12-C9, Class XA, IO, 1.91%, 11/15/45(WAC)	4,406,618	315,249
FRB Ser. 11-C5, Class XA, IO, 1.751%, 11/15/44(WAC)	4,333,270	206,992
FRB Ser. 12-C10, Class XA, IO, 1.58%, 12/15/45(WAC)	6,977,005	415,327
FRB Ser. 13-C11, Class XA, IO, 1.226%, 3/15/45(WAC)	6,252,293	291,952
FRB Ser. 12-C9, Class XB, IO, 0.70%, 11/15/45(WAC)	8,807,000	258,045

		39,285,457
Residential mortgage-backed securities (non-agency) (8.5%)

BCAP, LLC Trust 144A FRB Ser. 15-RR5, Class 2A2, 2.271%, 1/26/46(WAC)	1,300,000	1,239,267

Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class M2, (1 Month US LIBOR + 3.35%), 5.222%, 10/25/27 (Bermuda)	1,530,000	1,576,206

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, (1 Month US LIBOR + 6.35%), 8.222%, 9/25/28	1,155,080	1,424,958
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (1 Month US LIBOR + 5.15%), 7.022%, 11/25/28	586,000	695,910
FRB Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%), 6.872%, 12/25/28	710,000	826,859
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, (1 Month US LIBOR + 4.65%), 6.522%, 10/25/28	801,000	916,710
Structured Agency Credit Risk Debt FRN Ser. 13-DN2, Class M2, (1 Month US LIBOR + 4.25%), 6.122%, 11/25/23	317,744	352,543
Structured Agency Credit Risk Debt FRN Ser. 14-DN2, Class M3, (1 Month US LIBOR + 3.60%), 5.472%, 4/25/24	310,000	343,728
FRB Ser. 17-HQA1, Class M2, (1 Month US LIBOR + 3.55%), 5.422%, 8/25/29	401,000	434,951

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 7.772%, 10/25/28	1,729,690	2,028,924
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 7.422%, 4/25/28	199,398	224,481
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (1 Month US LIBOR + 5.30%), 7.172%, 10/25/28	2,192,000	2,590,580
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 6.122%, 4/25/29	100,000	112,822
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 5.872%, 5/25/25	262,625	283,153
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 5.422%, 7/25/29	1,115,000	1,204,841
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, (1 Month US LIBOR + 2.80%), 4.672%, 2/25/30	110,000	113,347
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2, (1 Month US LIBOR + 2.60%), 4.472%, 5/25/24	160,000	169,446

FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79%, 11/10/23 (In default)(NON)	77,731	8

Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.598%, 8/26/47	180,000	173,233

NovaStar Mortgage Funding Trust FRB Ser. 04-2, Class M4, (1 Month US LIBOR + 1.80%), 3.672%, 9/25/34	526,193	516,957

Radnor Re, Ltd. 144A FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 2.70%), 4.554%, 3/25/28 (Bermuda)	200,000	200,420

Structured Asset Investment Loan Trust FRB Ser. 04-10, Class A10, (1 Month US LIBOR + 0.90%), 2.772%, 11/25/34	317,959	317,217

Structured Asset Securities Corp. Mortgage Loan Trust FRB Ser. 06-AM1, Class A4, (1 Month US LIBOR + 0.16%), 2.032%, 4/25/36	343,187	341,947

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR1, Class A2B, (1 Month US LIBOR + 0.80%), 2.672%, 1/25/45	177,181	172,166
FRB Ser. 05-AR11, Class A1C3, (1 Month US LIBOR + 0.51%), 2.382%, 8/25/45	470,921	466,245
FRB Ser. 05-AR13, Class A1C4, (1 Month US LIBOR + 0.43%), 2.302%, 10/25/45	2,588,959	2,496,410
FRB Ser. 05-AR17, Class A1B2, (1 Month US LIBOR + 0.41%), 2.282%, 12/25/45	1,392,763	1,350,980

Wells Fargo Mortgage Backed Securities Trust FRB Ser. 05-AR16, Class 6A4, 3.488%, 10/25/35(WAC)	131,419	131,657

		20,705,966

Total mortgage-backed securities (cost $104,038,386)		$103,593,539

CORPORATE BONDS AND NOTES (29.4%)(a)
	Principal amount	Value

Basic materials (1.4%)

Agrium, Inc. sr. unsec. unsub. notes 5.25%, 1/15/45 (Canada)	$46,000	$50,125

Celanese US Holdings, LLC company guaranty sr. unsec. notes 5.875%, 6/15/21 (Germany)	130,000	139,635

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)	50,000	52,177

CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	920,000	933,547

Eastman Chemical Co. sr. unsec. notes 3.80%, 3/15/25	311,000	314,707

Georgia-Pacific, LLC sr. unsec. unsub. notes 7.75%, 11/15/29	70,000	95,525

Georgia-Pacific, LLC 144A company guaranty sr. unsec. notes 5.40%, 11/1/20	110,000	116,290

Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6.00%, 11/15/41 (Canada)	13,000	14,364

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24	20,000	20,466

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25	135,000	132,365

International Paper Co. sr. unsec. unsub. notes 3.00%, 2/15/27	95,000	87,861

Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	491,000	469,614

Sherwin-Williams Co. (The) sr. unsec. unsub. notes 2.75%, 6/1/22	50,000	48,699

Westlake Chemical Corp. company guaranty sr. unsec. unsub. bonds 4.375%, 11/15/47	71,000	68,591

Westlake Chemical Corp. company guaranty sr. unsec. unsub. notes 3.60%, 8/15/26	274,000	264,600

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	230,000	309,825

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	39,000	51,832

Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)	177,000	233,785

		3,404,008
Capital goods (0.7%)

Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47	135,000	136,862

L3 Technologies, Inc. company guaranty sr. unsec. bonds 3.85%, 12/15/26	35,000	34,599

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)	308,000	388,909

Medtronic, Inc. company guaranty sr. unsec. sub. notes 4.375%, 3/15/35	61,000	64,722

Northrop Grumman Systems Corp. company guaranty sr. unsec. unsub. notes 7.875%, 3/1/26	55,000	69,057

Republic Services, Inc. company guaranty sr. unsec. unsub. notes 3.80%, 5/15/18	110,000	110,206

Rockwell Collins, Inc. sr. unsec. bonds 4.35%, 4/15/47	798,000	786,534

		1,590,889
Communication services (3.4%)

American Tower Corp. sr. unsec. notes 4.00%, 6/1/25(R)	235,000	233,556

American Tower Corp. sr. unsec. unsub. bonds 3.55%, 7/15/27(R)	137,000	129,625

American Tower Corp. sr. unsec. unsub. bonds 3.375%, 10/15/26(R)	25,000	23,392

AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	235,000	228,242

AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27	875,000	884,523

AT&T, Inc. sr. unsec. unsub. notes 3.40%, 5/15/25	235,000	226,434

CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849%, 4/15/23	61,000	61,263

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	304,000	333,697

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	83,000	84,818

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47	714,000	690,607

Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	236,000	221,316

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35	90,000	114,249

Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26	380,000	365,860

Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	322,000	307,195

Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)	1,030,000	990,621

Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)	106,000	101,000

Crown Castle International Corp. sr. unsec. notes 5.25%, 1/15/23(R)	50,000	53,133

Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)	43,000	45,348

Crown Castle International Corp. sr. unsec. notes 4.75%, 5/15/47(R)	110,000	110,852

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883%, 8/15/20	429,000	444,003

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)	95,000	97,427

Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21	420,000	417,375

Telecom Italia SpA 144A sr. unsec. notes 5.303%, 5/30/24 (Italy)	250,000	254,375

Telefonica Emisiones SAU company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)	765,000	778,337

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522%, 9/15/48	169,000	162,838

Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34	85,000	83,946

Verizon Communications, Inc. sr. unsec. unsub. notes 4.125%, 3/16/27	120,000	121,550

Verizon Communications, Inc. sr. unsec. unsub. notes 2.625%, 8/15/26	300,000	273,971

Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)	465,000	455,700

		8,295,253
Consumer cyclicals (3.3%)

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.85%, 3/1/39	194,000	281,306

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.75%, 1/20/24	110,000	129,816

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 7.75%, 12/1/45	227,000	341,265

Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	201,000	194,102

Amazon.com, Inc. 144A sr. unsec. bonds 4.05%, 8/22/47	150,000	150,121

Amazon.com, Inc. 144A sr. unsec. notes 3.15%, 8/22/27	395,000	381,114

Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25	30,000	30,534

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20	188,000	195,085

CBS Corp. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27	143,000	129,600

CBS Corp. company guaranty sr. unsec. unsub. notes 4.60%, 1/15/45	499,000	482,948

CBS Corp. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26	25,000	24,664

D.R. Horton, Inc. company guaranty sr. unsec. sub. notes 5.75%, 8/15/23	120,000	131,418

Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23	135,000	133,727

Ecolab, Inc. 144A sr. unsec. unsub. bonds 3.25%, 12/1/27	925,000	891,860

Ford Motor Co. sr. unsec. unsub. notes 4.346%, 12/8/26	427,000	422,382

General Motors Co. sr. unsec. notes 4.875%, 10/2/23	130,000	135,657

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	212,000	205,739

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	37,000	37,052

Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. sub. notes 4.25%, 9/1/24	50,000	48,500

Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27	455,000	449,882

Host Hotels & Resorts LP sr. unsec. unsub. notes 6.00%, 10/1/21(R)	78,000	83,866

Host Hotels & Resorts LP sr. unsec. unsub. notes 5.25%, 3/15/22(R)	37,000	39,035

Hyatt Hotels Corp. sr. unsec. unsub. notes 3.375%, 7/15/23	79,000	78,098

IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)	477,000	479,385

IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)	167,000	160,738

Lear Corp. sr. unsec. unsub. bonds 3.80%, 9/15/27	184,000	176,577

Moody's Corp. 144A sr. unsec. bonds 3.25%, 1/15/28	261,000	248,450

NVR, Inc. sr. unsec. notes 3.95%, 9/15/22	90,000	91,901

O'Reilly Automotive, Inc. company guaranty sr. unsec. sub. notes 3.55%, 3/15/26	95,000	92,910

Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	130,000	126,020

QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24	199,000	202,549

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26	145,000	152,243

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	755,000	710,644

Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	115,000	111,629

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 3.80%, 2/15/27	100,000	96,683

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 2.95%, 7/15/26	85,000	77,847

Wyndham Worldwide Corp. sr. unsec. unsub. bonds 4.50%, 4/1/27	390,000	387,389

		8,112,736
Consumer staples (1.5%)

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46	572,000	616,908

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 3.65%, 2/1/26	65,000	64,613

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.95%, 1/15/42	100,000	108,455

Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	535,000	508,250

CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	25,836	27,905

CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32	636,782	754,690

CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	118,877	119,835

ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45	40,000	39,535

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	96,000	125,120

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	261,000	296,510

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24	67,000	67,731

Kraft Heinz Co. (The) company guaranty sr. unsec. bonds 4.375%, 6/1/46	45,000	41,264

Kraft Heinz Co. (The) company guaranty sr. unsec. notes Ser. 144A, 6.875%, 1/26/39	30,000	37,036

Kraft Heinz Co. (The) company guaranty sr. unsec. unsub. notes 6.50%, 2/9/40	211,000	250,105

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	129,000	127,871

Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26	190,000	188,103

Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45%, 6/1/26	10,000	9,449

Walgreens Boots Alliance, Inc. sr. unsec. unsub. notes 3.30%, 11/18/21	205,000	204,122

		3,587,502
Energy (2.6%)

Anadarko Petroleum Corp. sr. unsec. notes 7.20%, 3/15/29	91,000	105,651

Anadarko Petroleum Corp. sr. unsec. unsub. notes 5.55%, 3/15/26	110,000	120,068

BP Capital Markets PLC company guaranty sr. unsec. bonds 3.119%, 5/4/26 (United Kingdom)	420,000	406,414

Canadian Natural Resources, Ltd. sr. unsec. unsub. bonds 3.85%, 6/1/27 (Canada)	202,000	198,404

Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)	307,000	352,667

Cenovus Energy, Inc. sr. unsec. notes 4.25%, 4/15/27 (Canada)	355,000	346,034

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	375,000	372,188

Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27	428,000	418,494

Devon Energy Corp. sr. unsec. unsub. notes 5.85%, 12/15/25	110,000	124,939

Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity	805,000	765,756

Energy Transfer Partners LP sr. unsec. unsub. bonds 6.125%, 12/15/45	175,000	181,627

Energy Transfer Partners LP sr. unsec. unsub. notes 6.50%, 2/1/42	65,000	69,842

Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22	64,000	67,199

EQT Corp. sr. unsec. unsub. notes 3.90%, 10/1/27	610,000	583,557

Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31	100,000	119,927

Philips 66 Partners LP sr. unsec. bonds 3.75%, 3/1/28	193,000	186,434

Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28	225,000	221,728

Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	244,000	253,494

Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)	230,000	221,660

Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	145,000	136,853

Statoil ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)	75,000	87,921

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. unsub. bonds 5.00%, 1/15/28	210,000	200,288

Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	345,000	340,688

Valero Energy Partners LP sr. unsec. unsub. notes 4.375%, 12/15/26	196,000	195,723

Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24	353,000	356,599

		6,434,155
Financials (9.9%)

Air Lease Corp. sr. unsec. unsub. notes 3.625%, 4/1/27	245,000	233,593

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	150,000	154,545

American Express Co. jr. unsec. sub. FRN Ser. C, 4.90%, perpetual maturity	265,000	267,650

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58	706,000	938,980

Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42	362,000	344,137

Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)	200,000	212,500

AXA SA 144A jr. unsec. sub. FRN 6.379%, perpetual maturity (France)	279,000	312,480

Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	200,000	208,881

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	245,000	257,250

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity	140,000	150,514

Bank of America Corp. unsec. sub. FRN (BBA LIBOR USD 3 Month + 0.76%), 2.885%, 9/15/26	100,000	95,085

Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	300,000	359,719

Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	290,000	274,737

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	315,000	328,734

BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21	45,000	46,474

BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	1,100,000	1,104,539

Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	74,000	80,617

Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	225,000	222,943

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25	22,000	23,535

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26	163,000	170,943

CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23	100,000	102,375

CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	297,000	304,075

Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	155,000	157,502

Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	1,185,000	1,199,028

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	70,000	69,650

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands company guaranty unsec. sub. notes 4.625%, 12/1/23 (Netherlands)	250,000	260,358

Cooperatieve Rabobank UA 144A jr. unsec. sub. FRN 11.00%, perpetual maturity (Netherlands)	175,000	191,364

Credit Agricole SA 144A unsec.sub. FRN 4.00%, 1/10/33 (France)	400,000	380,827

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)	225,000	230,906

Credit Suisse Group AG 144A sr. unsec. bonds 4.282%, 1/9/28 (Switzerland)	250,000	250,587

Duke Realty LP company guaranty sr. unsec. unsub. notes 3.875%, 2/15/21(R)	45,000	45,722

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	25,000	25,870

Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	158,000	155,630

Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23	235,000	243,687

GE Capital International Funding Co. Unlimited Co. company guaranty sr. unsec. notes 3.373%, 11/15/25 (Ireland)	200,000	193,319

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27	609,000	601,336

Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37	437,000	546,879

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. FRB 8.125%, 6/15/38	126,000	127,418

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6.625%, 3/30/40	84,000	108,556

Hospitality Properties Trust sr. unsec. notes 4.375%, 2/15/30(R)	332,000	318,545

Hospitality Properties Trust sr. unsec. unsub. notes 4.50%, 3/15/25(R)	161,000	162,675

HSBC Holdings PLC jr. unsec. sub. FRB 6.375%, perpetual maturity (United Kingdom)	500,000	514,375

ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)	520,000	562,345

JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	87,000	91,350

JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.30%, perpetual maturity	342,000	351,234

JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	1,619,000	1,558,254

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6.375%, 9/29/20	45,000	48,376

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. FRN (BBA LIBOR USD 3 Month + 2.91%), 5.03%, 3/15/37	220,000	216,425

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657%, perpetual maturity (United Kingdom)	880,000	981,750

Massachusetts Mutual Life Insurance Co. 144A unsec. sub. notes 8.875%, 6/1/39	705,000	1,107,940

MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	920,000	1,154,600

MetLife, Inc. jr. unsec. sub. notes 6.40%, 12/15/36	85,000	93,181

Mid-America Apartments LP sr. unsec. notes 4.30%, 10/15/23(R)	120,000	124,645

Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)	200,000	200,288

Morgan Stanley sr. unsec. unsub. notes 4.375%, 1/22/47	760,000	777,729

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	75,000	72,894

OneAmerica Financial Partners, Inc. 144A sr. unsec. notes 7.00%, 10/15/33	515,000	643,078

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976%, 2/15/25	100,000	100,787

Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43	149,000	156,264

Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44	212,000	214,386

Prudential Financial, Inc. sr. unsec. notes 6.625%, 6/21/40	71,000	94,436

Realty Income Corp. sr. unsec. notes 4.65%, 8/1/23(R)	40,000	41,892

Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	140,000	144,365

Royal Bank of Scotland Group PLC sr. unsec. unsub. notes 3.875%, 9/12/23 (United Kingdom)	200,000	197,512

Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23 (United Kingdom)	50,000	51,813

SL Green Realty Corp company guaranty sr. unsec. unsub. notes 5.00%, 8/15/18(R)	98,000	98,423

Sumitomo Mitsui Financial Group, Inc. 144A unsec. sub. bonds 4.436%, 4/2/24 (Japan)	410,000	418,708

Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39	231,000	308,234

Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	180,000	172,509

UBS Group AG jr. unsec. sub. FRN 6.875%, perpetual maturity (Switzerland)	247,000	259,811

VEREIT Operating Partnership LP company guaranty sr. unsec. notes 4.60%, 2/6/24(R)	330,000	334,260

VEREIT Operating Partnership LP company guaranty sr. unsec. unsub. bonds 4.875%, 6/1/26(R)	20,000	20,275

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity	115,000	120,894

Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38	860,000	1,137,943

Willis Towers Watson PLC company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21	145,000	154,317

WP Carey, Inc. sr. unsec. unsub. notes 4.60%, 4/1/24(R)	249,000	255,242

		24,244,700
Health care (2.1%)

AbbVie, Inc. sr. unsec. notes 3.60%, 5/14/25	145,000	142,901

Allergan Funding SCS company guaranty sr. unsec. notes 3.45%, 3/15/22 (Luxembourg)	37,000	36,684

Allergan Funding SCS company guaranty sr. unsec. unsub. notes 3.80%, 3/15/25 (Luxembourg)	130,000	127,710

Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	390,000	402,585

Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26	214,000	195,392

Anthem, Inc. sr. unsec. unsub. notes 4.625%, 5/15/42	86,000	87,130

Becton Dickinson and Co. sr. unsec. unsub. bonds 4.669%, 6/6/47	501,000	506,344

Becton Dickinson and Co. sr. unsec. unsub. bonds 3.70%, 6/6/27	429,000	414,189

CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22	80,000	83,794

CVS Health Corp. sr. unsec. unsub. bonds 5.05%, 3/25/48	310,000	326,054

CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	930,000	942,584

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	169,000	171,197

HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47	235,000	227,069

HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24	95,000	95,950

Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45	160,000	156,099

Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45	265,000	274,164

Omega Healthcare Investors, Inc. company guaranty sr. unsec. bonds 5.25%, 1/15/26(R)	15,000	15,150

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.50%, 4/1/27(R)	95,000	91,438

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)	125,000	127,583

Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26	125,000	121,057

Service Corp. International sr. unsec. notes 4.625%, 12/15/27	170,000	164,050

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)	175,000	163,239

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 2.875%, 9/23/23 (Ireland)	90,000	85,921

UnitedHealth Group, Inc. sr. unsec. notes 2.95%, 10/15/27	160,000	152,098

		5,110,382
Technology (1.6%)

Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	295,000	268,060

Apple, Inc. sr. unsec. notes 3.45%, 5/6/24	200,000	201,488

Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	349,000	368,265

Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	602,000	585,495

Cisco Systems, Inc. sr. unsec. unsub. notes 2.50%, 9/20/26	120,000	111,877

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46	82,000	104,155

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23	192,000	203,524

Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26	545,000	507,165

Oracle Corp. sr. unsec. unsub. notes 3.25%, 11/15/27	311,000	303,339

Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26	324,000	302,942

VMware, Inc. sr. unsec. notes 3.90%, 8/21/27	167,000	158,089

Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26	740,000	738,372

		3,852,771
Transportation (0.2%)

Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	290,000	276,356

Southwest Airlines Co. Pass Through Trust pass-through certificates Ser. 07-1, Class A, 6.15%, 8/1/22	136,115	145,169

United Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 07-1, Class A, 6.636%, 7/2/22	130,294	136,732

		558,257
Utilities and power (2.7%)

AES Corp./Virginia (The) sr. unsec. unsub. bonds 5.125%, 9/1/27	190,000	193,325

Appalachian Power Co. sr. unsec. unsub. notes Ser. L, 5.80%, 10/1/35	134,000	158,147

Berkshire Hathaway Energy Co. sr. unsec. bonds 6.50%, 9/15/37	81,000	106,826

Berkshire Hathaway Energy Co. sr. unsec. unsub. bonds 6.125%, 4/1/36	64,000	81,565

Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33	86,000	102,682

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	149,000	153,409

Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	180,000	169,434

El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	358,000	469,200

Emera US Finance LP company guaranty sr. unsec. notes 3.55%, 6/15/26	100,000	95,500

Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	250,000	250,098

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24	411,000	424,358

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	590,000	575,044

FirstEnergy Corp. sr. unsec. unsub. bonds Ser. B, 3.90%, 7/15/27	63,000	61,871

FirstEnergy Corp. sr. unsec. unsub. bonds Ser. C, 4.85%, 7/15/47	191,000	200,902

FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44	785,000	900,902

Iberdrola International BV company guaranty sr. unsec. unsub. bonds 6.75%, 7/15/36 (Spain)	157,000	200,768

IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	270,000	264,352

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	86,000	86,895

Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23	85,000	82,717

NextEra Energy Capital Holdings, Inc. company guaranty jr. unsec. sub. FRB 4.80%, 12/1/77	555,000	531,413

Oncor Electric Delivery Co., LLC sr. notes 7.00%, 9/1/22	161,000	185,918

Oncor Electric Delivery Co., LLC sr. notes 4.10%, 6/1/22	87,000	90,074

PacifiCorp sr. mtge. bonds 6.25%, 10/15/37	108,000	141,722

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.40%, 6/1/23	10,000	9,939

Texas-New Mexico Power Co. 144A 1st sr. bonds Ser. A, 9.50%, 4/1/19	328,000	347,853

WEC Energy Group jr. unsec. sub. FRN (BBA LIBOR USD 3 Month + 2.11%), 3.951%, 5/15/67	754,000	735,147

		6,620,061

Total corporate bonds and notes (cost $70,726,729)		$71,810,714

PURCHASED SWAP OPTIONS OUTSTANDING (1.5%)(a)
Counterparty Fixed right % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Value

Bank of America N.A.

(1.9325)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.9325	$65,441,000	$543,160

(2.2625)/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.2625	29,448,500	232,938

2.813/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.813	15,143,100	101,307

2.2625/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.2625	29,448,500	90,701

2.743/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.743	15,143,100	55,878

1.9325/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.9325	65,441,000	3,272

Barclays Bank PLC

2.765/3 month USD-LIBOR-BBA/Apr-19	Apr-18/2.765	46,498,000	21,854

2.736/3 month USD-LIBOR-BBA/Apr-19	Apr-18/2.736	46,498,000	12,089

2.359/3 month USD-LIBOR-BBA/Apr-19	Apr-18/2.359	46,498,000	1,395

2.34/3 month USD-LIBOR-BBA/Apr-19	Apr-18/2.34	46,498,000	465

Citibank, N.A.

(2.518)/3 month USD-LIBOR-BBA/May-49	May-19/2.518	2,879,400	278,208

2.71/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.71	21,468,700	76,429

(2.90)/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.90	21,468,700	55,819

2.47/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.47	26,176,400	18,847

Goldman Sachs International

2.8435/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.8435	38,665,100	256,350

2.82/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.82	10,734,400	58,073

(2.79375)/3 month USD-LIBOR-BBA/Jun-19	Jun-18/2.79375	46,498,000	45,103

2.695/3 month USD-LIBOR-BBA/Oct-23	Oct-18/2.695	5,497,000	28,859

2.75/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.75	10,734,400	24,045

(2.9915)/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.9915	38,665,100	1,933

1.9175/3 month USD-LIBOR-BBA/Oct-19	Oct-18/1.9175	23,820,500	1,191

JPMorgan Chase Bank N.A.

(1.919)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.919	65,441,000	551,668

(2.25)/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.25	29,448,500	234,999

2.852/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.852	21,468,700	183,987

2.80/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.80	18,171,700	118,843

2.787/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.787	21,468,700	108,846

2.25/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.25	29,448,500	89,523

2.735/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.735	18,171,700	71,051

(2.68)/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.68	26,176,400	49,473

1.919/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.919	65,441,000	3,272

Morgan Stanley & Co. International PLC

(2.49275)/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.49275	26,176,400	105,753

2.833/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.833	17,890,600	101,440

(2.61575)/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.61575	26,176,400	71,200

(2.8375)/3 month USD-LIBOR-BBA/Aug-20	Aug-18/2.8375	30,998,700	43,398

2.763/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.763	17,890,600	37,212

2.355/3 month USD-LIBOR-BBA/May-19	May-18/2.355	26,176,400	4,450

1.85125/3 month USD-LIBOR-BBA/Apr-19	Apr-18/1.85125	39,264,600	39

Wells Fargo Bank, N.A.

2.7075/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.7075	23,249,000	45,336

Total purchased swap options outstanding (cost $2,977,412)			$3,728,406

PURCHASED OPTIONS OUTSTANDING (0.2%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value

JPMorgan Chase Bank N.A.

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/$96.35	$9,000,000		$9,000,000	$108,846

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/96.44	9,000,000		9,000,000	101,331

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/96.45	9,000,000		9,000,000	100,656

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	May-18/97.25	9,000,000		9,000,000	42,066

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	May-18/97.13	9,000,000		9,000,000	37,458

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	May-18/97.00	9,000,000		9,000,000	33,255

Total purchased options outstanding (cost $432,423)					$423,612

ASSET-BACKED SECURITIES (0.7%)(a)
				Principal amount	Value

Loan Depot Station Place Agency Securitization Trust 144A FRB Ser. 17-LD1, Class A, (1 Month US LIBOR + 0.80%), 2.672%, 11/25/50				$91,000	$91,000

Station Place Securitization Trust 144A FRB Ser. 18-1, Class A, (1 Month US LIBOR + 0.90%), 2.475%, 4/24/19				1,534,000	1,534,000

Total asset-backed securities (cost $1,625,000)					$1,625,000

MUNICIPAL BONDS AND NOTES (0.5%)(a)
				Principal amount	Value

CA State G.O. Bonds, (Build America Bonds), 7.50%, 4/1/34				$350,000	$505,901

North TX, Tollway Auth. Rev. Bonds, (Build America Bonds), 6.718%, 1/1/49				285,000	419,392

OH State U. Rev. Bonds, (Build America Bonds), 4.91%, 6/1/40				255,000	299,671

Total municipal bonds and notes (cost $892,091)					$1,224,964

SHORT-TERM INVESTMENTS (13.4%)(a)
				Principal amount/shares	Value

Putnam Short Term Investment Fund 1.82%(AFF)			Shares	18,794,594	$18,794,594

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.58%(P)			Shares	110,000	110,000

U.S. Treasury Bills 1.404%, 4/5/18(SEGSF)				$1,509,000	1,508,796

U.S. Treasury Bills 1.408%, 4/12/18				713,000	712,676

U.S. Treasury Bills 1.421%, 4/19/18(SEGSF)(SEGCCS)				874,000	873,326

U.S. Treasury Bills 1.425%, 4/26/18				82,000	81,913

U.S. Treasury Bills 1.461%, 5/10/18(SEGSF)(SEGCCS)				1,719,000	1,716,047

U.S. Treasury Bills 1.486%, 5/3/18(SEGSF)(SEGCCS)				1,630,000	1,627,718

U.S. Treasury Bills 1.492%, 5/24/18				683,000	681,371

U.S. Treasury Bills 1.498%, 6/7/18(SEGCCS)				636,000	634,062

U.S. Treasury Bills 1.509%, 6/14/18(SEGSF)(SEGCCS)				4,128,000	4,114,123

U.S. Treasury Bills 1.523%, 6/21/18(SEG)(SEGSF)(SEGCCS)				1,811,000	1,804,194

Total short-term investments (cost $32,661,727)					$32,658,820

TOTAL INVESTMENTS

Total investments (cost $329,603,549)					$330,722,800

FUTURES CONTRACTS OUTSTANDING at 3/31/18 (Unaudited)

	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)

U.S. Treasury Bond 30 yr (Long)	12	$1,759,500	$1,759,500	Jun-18	$35,601
U.S. Treasury Bond Ultra 30 yr (Long)	50	8,023,438	8,023,438	Jun-18	239,846
U.S. Treasury Bond Ultra 30 yr (Short)	1	160,469	160,469	Jun-18	(5,221)
U.S. Treasury Note 2 yr (Long)	77	16,370,922	16,370,922	Jun-18	659
U.S. Treasury Note 5 yr (Long)	299	34,223,820	34,223,820	Jun-18	76,491
U.S. Treasury Note 10 yr (Long)	131	15,869,422	15,869,422	Jun-18	113,864
U.S. Treasury Note 10 yr (Short)	69	8,358,703	8,358,703	Jun-18	(60,512)
U.S. Treasury Note Ultra 10 yr (Long)	31	4,025,641	4,025,641	Jun-18	47,892

Unrealized appreciation					514,353

Unrealized (depreciation)					(65,733)

Total					$448,620

WRITTEN SWAP OPTIONS OUTSTANDING at 3/31/18 (premiums $3,034,426) (Unaudited)

Counterparty Fixed Obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Value

Bank of America N.A.

(2.2625)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625	$29,448,500	$9,718
(1.9325)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325	65,441,000	30,103
2.2625/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625		151,660
(2.883)/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.883	15,143,100	164,454
1.9325/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325	65,441,000	570,646
Barclays Bank PLC

(2.538)/3 month USD-LIBOR-BBA/Apr-20	Apr-18/2.538	46,498,000	6,975
(2.5625)/3 month USD-LIBOR-BBA/Apr-20	Apr-18/2.5625	46,498,000	17,204
2.813/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.813	25,685,000	92,980
Citibank, N.A.

(2.6325)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.6325	26,176,400	23,821
2.805/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.805	10,734,400	59,147
(2.805)/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.805	10,734,400	77,502
2.663/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.663	25,685,000	126,884
2.208/3 month USD-LIBOR-BBA/May-24	May-19/2.208	13,088,200	407,567
Goldman Sachs International

2.9175/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.9175	19,332,500	5,606
3.01375/3 month USD-LIBOR-BBA/Jun-19	Jun-18/3.01375	46,498,000	13,484
2.90375/3 month USD-LIBOR-BBA/Jun-19	Jun-18/2.90375	46,498,000	26,039
(2.3025)/3 month USD-LIBOR-BBA/Oct-19	Oct-18/2.3025	52,352,800	30,365
(2.89)/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.89	10,734,400	109,491
(2.9175)/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.9175	19,332,500	237,016
JPMorgan Chase Bank N.A.

(2.25)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25	29,448,500	9,129
(1.919)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919	65,441,000	29,448
2.25/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25	29,448,500	154,605
(2.865)/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.865	18,171,700	183,716
2.77/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.77	52,352,800	202,605
(2.917)/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.917	21,468,700	279,522
1.919/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919	65,441,000	577,844
Morgan Stanley & Co. International PLC

(2.01)/3 month USD-LIBOR-BBA/Apr-19	Apr-18/2.01	39,264,600	39
(2.71375)/3 month USD-LIBOR-BBA/May-19	May-18/2.71375	26,176,400	14,135
2.646/3 month USD-LIBOR-BBA/May-20	May-18/2.646	30,998,700	36,578
2.41625/3 month USD-LIBOR-BBA/Apr-20	Apr-18/2.41625	26,176,400	92,926
2.315/3 month USD-LIBOR-BBA/Apr-20	Apr-18/2.315	26,176,400	139,258
(2.903)/3 month USD-LIBOR-BBA/Apr-28	Apr-18/2.903	17,890,600	196,082
Wells Fargo Bank, N.A.

3.1075/3 month USD-LIBOR-BBA/Apr-28	Apr-18/3.1075	23,249,000	1,395

Total			$4,077,944

WRITTEN OPTIONS OUTSTANDING at 3/31/18 (premiums $429,961) (Unaudited)

Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value

JPMorgan Chase Bank N.A.
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/$96.84	$9,000,000	$9,000,000	$67,752
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/96.93	9,000,000	9,000,000	60,318
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/96.93	9,000,000	9,000,000	60,318
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/97.32	9,000,000	9,000,000	32,958
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/97.41	9,000,000	9,000,000	27,558
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/97.42	9,000,000	9,000,000	27,135
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	May-18/96.39	9,000,000	9,000,000	17,982
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	May-18/96.27	9,000,000	9,000,000	15,759
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	May-18/96.14	9,000,000	9,000,000	13,797
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	May-18/95.53	9,000,000	9,000,000	7,020
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	May-18/95.41	9,000,000	9,000,000	6,066
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	May-18/95.28	9,000,000	9,000,000	5,220

Total				$341,883

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/18 (Unaudited)

Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)

Bank of America N.A.
(2.203)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	$6,544,100	$(130,882)	$78,529
(2.647)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	6,544,100	(255,874)	6,479
(2.5925)/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	3,926,500	(138,409)	(33,611)
(2.785)/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	3,926,500	(421,313)	(42,367)
2.647/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	6,544,100	(255,874)	(60,860)
2.785/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	3,926,500	(421,313)	(85,951)
2.5925/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	3,926,500	(138,409)	(93,137)
2.203/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	6,544,100	(130,882)	(98,423)
(2.7175)/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	3,926,500	354,759	214,780
(2.413)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	6,544,100	251,621	170,277
2.7175/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	3,926,500	354,759	112,887
2.413/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	6,544,100	251,621	(73,163)

Barclays Bank PLC
(2.205)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	6,544,100	(130,882)	78,071
(2.43)/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	3,926,500	(54,775)	(2,749)
2.43/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	3,926,500	(54,775)	(41,346)
2.205/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	6,544,100	(130,882)	(98,292)

Citibank, N.A.
(2.34)/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.34	875,000	(16,231)	9,739
(2.654)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	6,544,100	(255,874)	5,432
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	875,000	(112,656)	4,218
2.635/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-18/2.635	19,332,500	(43,256)	(5,026)
2.34/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.34	875,000	(16,231)	(8,593)
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	875,000	(112,656)	(18,664)
2.654/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	6,544,100	(255,874)	(60,009)
(2.42)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	6,544,100	251,948	169,492
(2.615)/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.615	875,000	70,000	26,775
2.935/3 month USD-LIBOR-BBA/Apr-28 (Written)	Apr-18/2.935	19,332,500	36,732	(2,513)
2.7825/3 month USD-LIBOR-BBA/Apr-28 (Written)	Apr-18/2.7825	25,776,700	69,597	(3,093)
2.615/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.615	875,000	70,000	(13,860)
2.42/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	6,544,100	250,639	(71,265)

Goldman Sachs International
(2.47)/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.47	1,458,100	(51,763)	22,484
(2.7725)/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.7725	1,458,100	(37,182)	14,216
(2.725)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725	1,458,100	(116,867)	2,508
(3.005)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005	1,458,100	(101,046)	467
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	785,300	(99,144)	(7,209)
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	785,300	(99,144)	(12,526)
3.005/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005	1,458,100	(132,687)	(15,325)
2.725/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725	1,458,100	(116,867)	(16,564)
2.47/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.47	1,458,100	(51,763)	(25,517)
2.7725/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.7725	1,458,100	(69,989)	(27,937)
(2.875)/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.875	1,458,100	119,710	41,279
(2.584)/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.584	1,458,100	87,267	37,969
2.875/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.875	1,458,100	61,532	(17,176)
2.584/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.584	1,458,100	87,267	(28,623)

JPMorgan Chase Bank N.A.
(2.553)/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.553	875,000	(11,638)	8,575
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	875,000	(93,888)	4,743
(2.2525)/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.2525	1,458,100	(90,402)	4,593
2.2525/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.2525	1,458,100	(17,497)	29
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	1,458,100	(84,278)	(1,269)
2.553/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.553	875,000	(21,438)	(10,806)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	1,458,100	(151,642)	(11,227)
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	875,000	(135,275)	(23,896)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	3,926,500	(548,238)	(116,421)
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	3,926,500	(548,238)	(117,481)
(2.79)/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	3,926,500	372,821	189,886
2.79/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	3,926,500	372,821	148,932
(2.826)/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.826	875,000	96,338	35,683
2.36/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.36	1,458,100	158,933	6,109
(2.36)/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.36	1,458,100	24,059	(8,107)
2.826/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.826	875,000	49,088	(12,924)

Morgan Stanley & Co. International PLC
(2.155)/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.155	875,000	(21,875)	9,730
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	875,000	(134,050)	823
2.155/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.155	875,000	(11,463)	(5,845)
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	875,000	(94,150)	(13,545)
(2.43)/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.43	875,000	48,650	17,325
2.43/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.43	875,000	95,900	(10,712)

Unrealized appreciation				1,422,030

Unrealized (depreciation)				(1,296,032)

Total				$125,998

28,115,000

TBA SALE COMMITMENTS OUTSTANDING at 3/31/18 (proceeds receivable $28,115,000) (Unaudited)

Agency	Principal amount	Settlement date	Value
Federal Home Loan Mortgage Corporation, 3.50%, 4/1/48	$1,000,000	4/12/18	$1,002,227
Federal Home Loan Mortgage Corporation, 3.00%, 4/1/48	1,000,000	4/12/18	975,078
Federal National Mortgage Association, 3.50%, 4/1/48	20,000,000	4/12/18	20,042,188
Government National Mortgage Association, 4.00%, 4/1/48	6,000,000	4/19/18	6,167,813

Total			$28,187,306

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/18 (Unaudited)

	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)

		$1,574,400	$17,270	(E)	$(22)	4/9/28	2.903% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	$(17,292)
		5,455,800	61,334	(E)	(77)	4/17/28	2.9075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(61,411)
		1,717,500	20,689	(E)	(24)	4/19/28	2.917% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(20,713)
		726,900	9,142	(E)	(10)	4/19/28	2.923% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(9,153)
		13,275,000	126,856	(E)	116,256	6/20/28	2.90% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(10,600)
		848,000	6,236	(E)	(12)	4/19/28	3 month USD-LIBOR-BBA — Quarterly	2.864% — Semiannually	6,224
		171,018,000	80,378	(E)	(77,452)	6/20/20	2.605% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	2,929
		5,020,400	21,186	(E)	(10,694)	6/20/48	3 month USD-LIBOR-BBA — Quarterly	2.85% — Semiannually	10,492
		11,591,500	11,823	(E)	8,203	6/20/23	2.75% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(3,621)
		12,888,400	516	(E)	(171)	4/9/28	2.7825% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(686)
		7,539,700	603	(E)	(107)	5/2/28	2.785% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	495

	Total				$35,890				$(103,336)

(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/18 (Unaudited)

Swap counterparty/notional amount		Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	$42,205	$41,168	$—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	$(688)
	66,999	64,851	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	(1,560)
Barclays Bank PLC
	374,055	374,277	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	703
	86,672	86,908	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	331
	47,669	47,583	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	448
	572,458	574,023	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	2,185
	9,181	9,176	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	98
	88,479	88,608	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	261
	231,701	231,838	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	435
	652,817	659,206	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(7,607)
	93,422	93,370	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	996
	26,849	26,463	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	128
	66,006	64,740	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(775)
	32,106	31,490	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(377)
	997,952	998,530	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	2,054
	9,454,274	9,461,108	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	20,781
	10,614,101	10,697,824	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(105,159)
Citibank, N.A.
	748,834	749,375	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	1,646
	1,310,751	1,311,699	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	2,881
Credit Suisse International
	89,622	87,683	—	1/12/39	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	1,002
	137,571	135,595	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	658
	669,832	660,428	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(2,832)
	78,844	76,908	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,286)
	285,043	279,226	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(3,557)
	5,982	5,868	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	70
	62,600	61,322	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(781)
	61,246	59,622	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(1,178)
	176,403	172,071	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	2,877
Goldman Sachs International
	116,657	116,593	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	1,243
	89,997	89,947	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	959
	277,549	277,049	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	2,608
	113,041	112,978	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	1,205
	32,735	31,686	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	(762)
	681,000	686,371	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(6,747)
	255,835	257,853	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(2,535)
	3,398	3,315	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(55)
	12,871	12,848	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	121
	117,001	116,790	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	1,100
	367,183	370,079	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(3,638)
	932,922	940,280	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(9,243)
	440,619	444,095	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(4,365)
	34,586	34,859	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(343)
	92,255	92,983	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(914)
	60,219	60,185	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	642
	127,853	127,782	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	1,362
	193,337	192,988	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	1,817
	194,146	191,357	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	929
	62,161	60,893	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(776)
	69,097	67,772	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	812
	151,836	150,988	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	(233)
JPMorgan Chase Bank N.A.
	51,956	50,680	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(847)
	194,146	191,357	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	929
JPMorgan Securities LLC
	127,962	124,921	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,054)
	23,032	22,591	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	271
	436,375	430,248	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	1,843

Upfront premium received			—			Unrealized appreciation	53,395

	Upfront premium (paid)		—			Unrealized (depreciation)	(158,312)

		Total	$—			Total	$(104,917)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/18 (Unaudited)

Notional amount		Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

	$1,261,000	$20,143	$—	7/3/22	(1.9225%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	$20,143
	1,261,000	24,753	—	7/3/27	2.085% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(24,753)
	1,446,000	25,533	—	7/5/22	(1.89%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	25,533
	1,446,000	33,416	—	7/5/27	2.05% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(33,415)

Total			$—				$(12,492)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/18 (Unaudited)

	Swap counterparty/referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)

	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$3,281	$48,000	$7,070	5/11/63	300 bp — Monthly	$(3,761)
	CMBX NA BBB-.6 Index	BBB-/P	6,388	106,000	15,614	5/11/63	300 bp — Monthly	(9,164)
	CMBX NA BBB-.6 Index	BBB-/P	13,088	212,000	31,228	5/11/63	300 bp — Monthly	(18,016)
	CMBX NA BBB-.6 Index	BBB-/P	12,483	219,000	32,259	5/11/63	300 bp — Monthly	(19,648)

	Credit Suisse International
	CMBX NA A.6 Index	A/P	13,561	272,000	11,995	5/11/63	200 bp — Monthly	1,671
	CMBX NA A.6 Index	A/P	450,407	8,875,000	391,388	5/11/63	200 bp — Monthly	62,471
	CMBX NA A.7 Index	A-/P	4,007	102,000	2,825	1/17/47	200 bp — Monthly	1,221
	CMBX NA BBB-.6 Index	BBB-/P	29,254	231,000	34,026	5/11/63	300 bp — Monthly	(4,638)
	CMBX NA BBB-.6 Index	BBB-/P	39,219	371,000	54,648	5/11/63	300 bp — Monthly	(15,213)
	CMBX NA BBB-.6 Index	BBB-/P	45,859	395,000	58,184	5/11/63	300 bp — Monthly	(12,094)
	CMBX NA BBB-.6 Index	BBB-/P	379,034	3,545,000	522,179	5/11/63	300 bp — Monthly	(141,076)
	CMBX NA BBB-.7 Index	BBB-/P	4,347	55,000	6,419	1/17/47	300 bp — Monthly	(2,039)
	CMBX NA BBB-.7 Index	BBB-/P	160,765	2,175,000	253,823	1/17/47	300 bp — Monthly	(91,789)

	Goldman Sachs International
	CMBX NA A.6 Index	A/P	9,260	141,000	6,218	5/11/63	200 bp — Monthly	3,097
	CMBX NA A.6 Index	A/P	4,580	146,000	6,439	5/11/63	200 bp — Monthly	(1,801)
	CMBX NA A.6 Index	A/P	6,398	210,000	9,261	5/11/63	200 bp — Monthly	(2,781)
	CMBX NA A.6 Index	A/P	10,621	215,000	9,482	5/11/63	200 bp — Monthly	1,224
	CMBX NA A.6 Index	A/P	13,401	240,000	10,584	5/11/63	200 bp — Monthly	2,911
	CMBX NA A.6 Index	A/P	15,762	306,000	13,495	5/11/63	200 bp — Monthly	2,387
	CMBX NA A.6 Index	A/P	18,917	384,000	16,934	5/11/63	200 bp — Monthly	2,132
	CMBX NA A.6 Index	A/P	12,866	416,000	18,346	5/11/63	200 bp — Monthly	(5,317)
	CMBX NA A.6 Index	A/P	36,802	727,000	32,061	5/11/63	200 bp — Monthly	5,024
	CMBX NA A.6 Index	A/P	37,833	727,000	32,061	5/11/63	200 bp — Monthly	6,055
	CMBX NA A.6 Index	A/P	36,802	727,000	32,061	5/11/63	200 bp — Monthly	5,024
	CMBX NA A.6 Index	A/P	37,861	744,000	32,810	5/11/63	200 bp — Monthly	5,340
	CMBX NA BBB-.6 Index	BBB-/P	7,595	90,000	13,257	5/11/63	300 bp — Monthly	(5,610)
	CMBX NA BBB-.6 Index	BBB-/P	7,675	97,000	14,288	5/11/63	300 bp — Monthly	(6,556)
	CMBX NA BBB-.6 Index	BBB-/P	5,425	104,000	15,319	5/11/63	300 bp — Monthly	(9,834)
	CMBX NA BBB-.6 Index	BBB-/P	5,208	105,000	15,467	5/11/63	300 bp — Monthly	(10,197)
	CMBX NA BBB-.6 Index	BBB-/P	5,119	105,000	15,467	5/11/63	300 bp — Monthly	(10,286)
	CMBX NA BBB-.6 Index	BBB-/P	11,693	108,000	15,908	5/11/63	300 bp — Monthly	(4,153)
	CMBX NA BBB-.6 Index	BBB-/P	11,308	134,000	19,738	5/11/63	300 bp — Monthly	(8,352)
	CMBX NA BBB-.6 Index	BBB-/P	22,647	193,000	28,429	5/11/63	300 bp — Monthly	(5,670)
	CMBX NA BBB-.6 Index	BBB-/P	13,217	194,000	28,576	5/11/63	300 bp — Monthly	(15,247)
	CMBX NA BBB-.6 Index	BBB-/P	10,113	206,000	30,344	5/11/63	300 bp — Monthly	(20,111)
	CMBX NA BBB-.6 Index	BBB-/P	18,393	213,000	31,375	5/11/63	300 bp — Monthly	(12,858)
	CMBX NA BBB-.6 Index	BBB-/P	23,812	216,000	31,817	5/11/63	300 bp — Monthly	(7,879)
	CMBX NA BBB-.6 Index	BBB-/P	33,182	239,000	35,205	5/11/63	300 bp — Monthly	(1,883)
	CMBX NA BBB-.6 Index	BBB-/P	20,522	273,000	40,213	5/11/63	300 bp — Monthly	(19,532)
	CMBX NA BBB-.6 Index	BBB-/P	25,932	536,000	78,953	5/11/63	300 bp — Monthly	(52,708)
	CMBX NA BBB-.7 Index	BBB-/P	7,955	101,000	11,787	1/17/47	300 bp — Monthly	(3,773)
	CMBX NA BBB-.7 Index	BBB-/P	8,573	123,000	14,354	1/17/47	300 bp — Monthly	(5,709)
	CMBX NA BBB-.7 Index	BBB-/P	15,690	193,000	22,523	1/17/47	300 bp — Monthly	(6,720)
	CMBX NA BBB-.7 Index	BBB-/P	30,009	406,000	47,380	1/17/47	300 bp — Monthly	(17,134)

	JPMorgan Securities LLC
	CMBX NA A.6 Index	A/P	107	2,000	88	5/11/63	200 bp — Monthly	19
	CMBX NA A.6 Index	A/P	1,357	27,000	1,191	5/11/63	200 bp — Monthly	177
	CMBX NA A.6 Index	A/P	4,782	146,000	6,439	5/11/63	200 bp — Monthly	(1,600)
	CMBX NA A.6 Index	A/P	13,708	253,000	11,157	5/11/63	200 bp — Monthly	2,649
	CMBX NA A.6 Index	A/P	18,630	301,000	13,274	5/11/63	200 bp — Monthly	5,472
	CMBX NA A.6 Index	A/P	21,116	417,000	18,390	5/11/63	200 bp — Monthly	2,888
	CMBX NA A.6 Index	A/P	28,230	520,000	22,932	5/11/63	200 bp — Monthly	5,500
	CMBX NA A.6 Index	A/P	19,350	588,000	25,931	5/11/63	200 bp — Monthly	(6,352)
	CMBX NA A.6 Index	A/P	19,964	696,000	30,694	5/11/63	200 bp — Monthly	(10,459)
	CMBX NA A.6 Index	A/P	39,658	820,000	36,162	5/11/63	200 bp — Monthly	3,814
	CMBX NA A.6 Index	A/P	32,542	986,000	43,483	5/11/63	200 bp — Monthly	(10,557)
	CMBX NA A.6 Index	A/P	58,908	1,000,000	44,100	5/11/63	200 bp — Monthly	15,197
	CMBX NA A.6 Index	A/P	75,942	1,497,000	66,018	5/11/63	200 bp — Monthly	10,507
	CMBX NA A.6 Index	A/P	147,480	2,500,000	110,250	5/11/63	200 bp — Monthly	38,203
	CMBX NA A.7 Index	A-/P	4,999	114,000	3,158	1/17/47	200 bp — Monthly	1,886
	CMBX NA BBB-.6 Index	BBB-/P	315	3,000	442	5/11/63	300 bp — Monthly	(126)
	CMBX NA BBB-.6 Index	BBB-/P	9,012	58,000	8,543	5/11/63	300 bp — Monthly	503
	CMBX NA BBB-.6 Index	BBB-/P	12,001	107,000	15,761	5/11/63	300 bp — Monthly	(3,697)
	CMBX NA BBB-.6 Index	BBB-/P	11,862	108,000	15,908	5/11/63	300 bp — Monthly	(3,983)
	CMBX NA BBB-.6 Index	BBB-/P	15,648	111,000	16,350	5/11/63	300 bp — Monthly	(637)
	CMBX NA BBB-.6 Index	BBB-/P	14,000	112,000	16,498	5/11/63	300 bp — Monthly	(2,432)
	CMBX NA BBB-.6 Index	BBB-/P	12,938	114,000	16,792	5/11/63	300 bp — Monthly	(3,788)
	CMBX NA BBB-.6 Index	BBB-/P	17,829	162,000	23,863	5/11/63	300 bp — Monthly	(5,939)
	CMBX NA BBB-.6 Index	BBB-/P	29,801	270,000	39,771	5/11/63	300 bp — Monthly	(9,813)
	CMBX NA BBB-.6 Index	BBB-/P	195,683	1,634,000	240,688	5/11/63	300 bp — Monthly	(44,052)
	CMBX NA BBB-.6 Index	BBB-/P	203,106	1,682,000	247,759	5/11/63	300 bp — Monthly	(43,672)
	CMBX NA BBB-.6 Index	BBB-/P	661,847	3,762,000	554,143	5/11/63	300 bp — Monthly	109,899
	CMBX NA BBB-.7 Index	BBB-/P	3,209	58,000	6,769	1/17/47	300 bp — Monthly	(3,526)
	CMBX NA BBB-.7 Index	BBB-/P	7,774	79,000	9,219	1/17/47	300 bp — Monthly	(1,399)
	CMBX NA BBB-.7 Index	BBB-/P	6,329	120,000	14,004	1/17/47	300 bp — Monthly	(7,605)
	CMBX NA BBB-.7 Index	BBB-/P	17,188	130,000	15,171	1/17/47	300 bp — Monthly	2,093
	CMBX NA BBB-.7 Index	BBB-/P	6,065	232,000	27,074	1/17/47	300 bp — Monthly	(20,874)

	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.6 Index	BBB-/P	30,432	220,000	32,406	5/11/63	300 bp — Monthly	(1,846)
	CMBX NA A.6 Index	A/P	16,506	273,000	12,039	5/11/63	200 bp — Monthly	4,573

	Upfront premium received		3,445,182			Unrealized appreciation		301,937

	Upfront premium (paid)		—			Unrealized (depreciation)		(733,906)

	Total		$3,445,182				Total	$(431,969)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2018. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/18 (Unaudited)

	Swap counterparty/referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	Citigroup Global Markets, Inc.
	CMBX NA BB.7 Index	$(12,093)	$77,000	$14,823	1/17/47	(500 bp) — Monthly	$2,654
	CMBX NA BB.7 Index	(12,573)	77,000	14,823	1/17/47	(500 bp) — Monthly	2,174

	Credit Suisse International
	CMBX NA BB.7 Index	(208,076)	1,265,000	243,513	1/17/47	(500 bp) — Monthly	34,207
	CMBX NA BB.7 Index	(11,332)	642,000	153,566	5/11/63	(500 bp) — Monthly	141,611
	CMBX NA BB.7 Index	(68,990)	374,000	71,995	1/17/47	(500 bp) — Monthly	2,641

	Goldman Sachs International
	CMBX NA BB.6 Index	(53,809)	526,000	125,819	5/11/63	(500 bp) — Monthly	71,498
	CMBX NA BB.7 Index	(23,304)	154,000	29,645	1/17/47	(500 bp) — Monthly	6,191
	CMBX NA BB.6 Index	(11,542)	79,000	18,897	5/11/63	(500 bp) — Monthly	7,278
	CMBX NA BB.7 Index	(108,429)	534,000	102,795	1/17/47	(500 bp) — Monthly	(6,153)
	CMBX NA BB.7 Index	(34,659)	205,000	39,463	1/17/47	(500 bp) — Monthly	4,604
	CMBX NA BB.7 Index	(26,051)	159,000	30,608	1/17/47	(500 bp) — Monthly	4,402

	JPMorgan Securities LLC
	CMBX NA BB.7 Index	(17,835)	92,000	17,710	1/17/47	(500 bp) — Monthly	(215)
	CMBX NA BB.6 Index	(23,053)	159,000	38,033	5/11/63	(500 bp) — Monthly	14,825
	CMBX NA BB.6 Index	(18,697)	130,000	31,096	5/11/63	(500 bp) — Monthly	12,272
	CMBX NA BB.6 Index	(13,694)	103,000	24,638	5/11/63	(500 bp) — Monthly	10,843
	CMBX NA BB.6 Index	(11,389)	81,000	19,375	5/11/63	(500 bp) — Monthly	7,908
	CMBX NA BB.7 Index	(98,093)	573,000	110,303	1/17/47	(500 bp) — Monthly	11,652
	CMBX NA BB.7 Index	(36,704)	226,000	43,505	1/17/47	(500 bp) — Monthly	6,581
	CMBX NA BB.7 Index	(24,576)	157,000	30,223	1/17/47	(500 bp) — Monthly	5,494
	CMBX NA BB.7 Index	(22,640)	114,000	21,945	1/17/47	(500 bp) — Monthly	(806)
	CMBX NA BB.7 Index	(18,486)	94,000	18,095	1/17/47	(500 bp) — Monthly	(483)
	CMBX NA BB.7 Index	(14,939)	83,000	15,978	1/17/47	(500 bp) — Monthly	958
	CMBX NA BB.7 Index	(12,093)	77,000	14,823	1/17/47	(500 bp) — Monthly	2,654

	Merrill Lynch International
	CMBX NA BB.7 Index	(45,689)	228,000	43,890	1/17/47	(500 bp) — Monthly	(2,020)
	CMBX NA BB.7 Index	(14,865)	82,000	15,785	1/17/47	(500 bp) — Monthly	841

	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(22,416)	220,000	25,674	1/17/47	(300 bp) — Monthly	3,130
	CMBX NA BB.7 Index	(37,602)	195,000	37,538	1/17/47	(500 bp) — Monthly	(199)

	Upfront premium received	—			Unrealized appreciation		354,418

	Upfront premium (paid)	(1,003,629)			Unrealized (depreciation)		(9,876)

	Total	$(1,003,629)				Total	$344,542

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
BKNT	Bank Note
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2018 through March 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $244,206,693.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 12/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 03/31/18

Short-term investments
	Putnam Short Term Investment Fund*	$24,197,310	$22,375,828	$27,778,544	$76,202	$18,794,594

	Total Short-term investments	$24,197,310	$22,375,828	$27,778,544	$76,202	$18,794,594
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $491,028.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $3,378,805.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $2,216,285.
(FWC)	Forward commitment, in part or in entirety.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $55,405,863 to cover certain derivative contracts and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to hedge treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and to gain exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to gain liquid exposure to individual names, to hedge market risk and to gain exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $3,169,579 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $3,378,805 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$1,625,000	$—
Corporate bonds and notes	—	71,810,714	—
Mortgage-backed securities	—	103,593,539	—
Municipal bonds and notes	—	1,224,964	—
Purchased options outstanding	—	423,612	—
Purchased swap options outstanding	—	3,728,406	—
U.S. government and agency mortgage obligations	—	115,657,745	—
Short-term investments	18,904,594	13,754,226	—

Totals by level	$18,904,594	$311,818,206	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$448,620	$—	$—
Written options outstanding	—	(341,883)	—
Written swap options outstanding	—	(4,077,944)	—
Forward premium swap option contracts	—	125,998	—
TBA sale commitments	—	(28,187,306)	—
Interest rate swap contracts	—	(139,226)	—
Total return swap contracts	—	(117,409)	—
Credit default contracts	—	(2,528,980)	—

Totals by level	$448,620	$(35,266,750)	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$1,348,171	$3,877,151
Interest rate contracts	6,295,877	6,245,703

Total	$7,644,048	$10,122,854

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$56,300,000
Purchased swap option contracts (contract amount)		$1,234,000,000
Written TBA commitment option contracts (contract amount)		$112,500,000
Written swap option contracts (contract amount)		$1,099,200,000
Futures contracts (number of contracts)		600
Centrally cleared interest rate swap contracts (notional)		$229,300,000
OTC total return swap contracts (notional)		$32,800,000
Centrally cleared total return swap contracts (notional)		$5,400,000
OTC credit default contracts (notional)		$50,900,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: May 29, 2018